Condensed financial information of the parent company - Statement of cash flows (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,399,533)	$ 4,363,591	$ 3,768,109
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock compensation expense	930,223	0	0
Late payment penalty expense	500,000	0	0
Amortization of convertible debenture issuance cost and discount	357,853	0	0
Change in operating assets and liabilities
Prepayments	(5,556,930)	93,508	209,777
Net cash used in operating activities	(5,912,019)	(5,267,261)	(3,595,031)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	(2,028,451)	701,245	609,048
Proceeds from short-term loan - third party	0	331,075	0
Proceeds from convertible debentures, net of issuance costs	5,480,000	0	0
Net cash provided by financing activities	4,077,008	6,650,526	3,992,714
CHANGES IN CASH	(1,680,245)	2,896,912	297,563
CASH AND CASH EQUIVALENTS, beginning of year	3,216,005	319,093	21,530
CASH AND CASH EQUIVALENTS, end of year	1,535,760	3,216,005	319,093
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares with redemption rights of mezzanine equity	0	1,800,000	0
Issuance of ordinary shares for acquisition	2,658,909	0	0
Conversion of convertible debenture into ordinary shares	857,165	0	0
Reportable Legal Entities [Member] | Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(4,876,942)	4,363,591	3,768,109
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity income of subsidiary	952,049	(4,673,057)	(3,883,792)
Stock compensation expense	930,223	0	0
Late payment penalty expense	500,000	0	0
Amortization of convertible debenture issuance cost and discount	357,853	0	0
Change in operating assets and liabilities
Other receivables	(28,940)	0	0
Prepayments	(18,406)	0	0
Accrued expenses	269,521	126,213	41,552
Intercompany	(3,567,750)	0	0
Net cash used in operating activities	(5,482,392)	(183,253)	(74,131)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from other payables - related parties, net	166,032	183,253	74,131
Proceeds from convertible debentures, net of issuance costs	5,480,000	0	0
Net cash provided by financing activities	5,646,032	183,253	74,131
CHANGES IN CASH	163,640	0	0
CASH AND CASH EQUIVALENTS, beginning of year	0	0	0
CASH AND CASH EQUIVALENTS, end of year	163,640	0	0
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of ordinary shares with redemption rights of mezzanine equity	0	1,800,000	0
Issuance of ordinary shares for acquisition	2,658,909	0	0
Conversion of convertible debenture into ordinary shares	$ 857,165	$ 0	$ 0